Revenue (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue [Line Items]
Recognized revenue	€ 7,211,916	€ 14,334,042
Revenue - related parties	184,362	544,786
Electronic Market [Member]
Revenue [Line Items]
Recognized revenue	€ 7,211,916	€ 14,334,042